Accounts Receivables, Net	12 Months Ended
Dec. 31, 2023
Accounts Receivables, Net [Abstract]
Accounts receivables, net

Note 4 – Accounts receivables, net

The Company’s net accounts receivable are as follows:

	December 31,	December 31,
	2023	2022
Trade accounts receivable	$42,357	$43,282
Less: allowance for credit losses	(42,357)	(43,075)
Accounts receivable, net	$-	$207